Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements
Schedule of assets and liabilities measured at fair value

The Company’s fair values of financial assets and liabilities were as follows:

	Carrying Value		December 31, 2023
	Fair value through
	profit or loss	Amortized cost	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Cash and cash equivalents	$—	$7,560	$—	$—	$—	$7,560
Restricted cash	—	2,096	—	—	—	2,096
Receivables	—	1,081	—	—	—	1,081
Marketable securities	595	—	595	—	—	595
	$595	$10,737	$595	$—	$—	$11,332
Liabilities:
Accounts payable and accrued liabilities	$—	$8,828	$—	$—	$—	$8,828
Accrued interest	—	5,730	—	—	—	5,730
Long-term government loan payable	—	4,299	—	—	—	4,299
Convertible notes payable [1]		40,101	—	—	—	40,101
Warrants – Convertible Notes payable [1]	1,421	—	—	—	1,421	1,421
Royalty	—	—	—	—	858	858
Warrants derivative liability	7	—	—	—	7	7
	$1,428	$58,958	—	$—	$2,286	$61,244

	Carrying Value		December 31, 2022
	Fair value through
	profit or loss	Amortized cost	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Cash and cash equivalents	$—	$7,952	$—	$—	$—	$7,952
Restricted cash	—	938	—	—	—	938
Receivables		3,079	—	—	—	3,079
Marketable securities	433	—	433	—	—	433
	$433	$11,969	$433	$—	$—	$12,402
Liabilities:
Accounts payable and accrued liabilities	$—	$20,164	$—	$—	$—	$20,164
Long-term government loan payable loan payable	—	3,777	—	—	—	3,558
Convertible notes payable	—	25,662	—	—	—	25,662
Financial derivative liability – Convertible Notes	6,674	—	—	—	6,674	6,674
Other financial derivative liability	1,271	—	—	—	1,271	1,271
	$7,945	$49,603	—	$—	$7,945	$57,329

[1] Components of 2028 Notes payable, see Note 13.